Insurance - Summary of Amounts Arising From Insurance Contracts (Detail) - 12 months ended Dec. 31, 2017 R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)	USD ($)
Companhia Energetica de Minas Gerais Holding [Member] | Facilities in buildings [member]
Disclosure of types of insurance contracts [line items]
Cover	Fire	Fire
Amount insured	R$ 53,348
Annual premium	R$ 12
Companhia Energetica de Minas Gerais Holding [Member] | Bottom of range [member] | Facilities in buildings [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jan 8, 2018	Jan 8, 2018
Companhia Energetica de Minas Gerais Holding [Member] | Top of range [member] | Facilities in buildings [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jan 8, 2019	Jan 8, 2019
Cemig Geracao e Transmissao [member] | Air transport Aircraft Fuselage [member]
Disclosure of types of insurance contracts [line items]
Cover	Fuselage	Fuselage
Amount insured | $			$ 4,675
Cemig Geracao e Transmissao [member] | Air transport [member]
Disclosure of types of insurance contracts [line items]
Cover	Third party	Third party
Amount insured | $			14,000
Annual premium | $		$ 58
Cemig Geracao e Transmissao [member] | Ware house stores [member]
Disclosure of types of insurance contracts [line items]
Cover	Fire	Fire
Amount insured	R$ 14,931
Annual premium	R$ 21
Cemig Geracao e Transmissao [member] | Buildings [member]
Disclosure of types of insurance contracts [line items]
Cover	Fire	Fire
Amount insured	R$ 454,828
Annual premium	R$ 98
Cemig Geracao e Transmissao [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Cover	Fire	Fire
Amount insured	R$ 11,514
Annual premium	R$ 5
Cemig Geracao e Transmissao [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Cover	-	-
Amount insured	R$ 1,333,711
Annual premium	R$ 1,790
Cemig Geracao e Transmissao [member] | Bottom of range [member] | Air transport [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Apr 29, 2017	Apr 29, 2017
Cemig Geracao e Transmissao [member] | Bottom of range [member] | Ware house stores [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Oct 02, 2017	Oct 02, 2017
Cemig Geracao e Transmissao [member] | Bottom of range [member] | Buildings [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jan 08, 2018	Jan 08, 2018
Cemig Geracao e Transmissao [member] | Bottom of range [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jan 08, 2018	Jan 08, 2018
Cemig Geracao e Transmissao [member] | Bottom of range [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Dec 07, 2017	Dec 07, 2017
Cemig Geracao e Transmissao [member] | Top of range [member] | Air transport [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Apr 29, 2018	Apr 29, 2018
Cemig Geracao e Transmissao [member] | Top of range [member] | Ware house stores [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Oct 02, 2018	Oct 02, 2018
Cemig Geracao e Transmissao [member] | Top of range [member] | Buildings [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jan 08, 2019	Jan 08, 2019
Cemig Geracao e Transmissao [member] | Top of range [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jan 08, 2019	Jan 08, 2019
Cemig Geracao e Transmissao [member] | Top of range [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Dec 07, 2018	Dec 07, 2018
Cemig Distribution [member] | Facilities in buildings [member]
Disclosure of types of insurance contracts [line items]
Cover	Fire	Fire
Amount insured	R$ 1,003,221
Annual premium	R$ 217
Cemig Distribution [member] | Air transport Aircraft Fuselage [member]
Disclosure of types of insurance contracts [line items]
Cover	Fuselage	Fuselage
Amount insured | $			3,613
Cemig Distribution [member] | Air transport [member]
Disclosure of types of insurance contracts [line items]
Cover	Third party	Third party
Amount insured | $			$ 14,000
Annual premium	R$ 42	$ 42
Cemig Distribution [member] | Ware house stores [member]
Disclosure of types of insurance contracts [line items]
Cover	Fire	Fire
Amount insured	R$ 84,169
Annual premium	R$ 120
Cemig Distribution [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Cover	Fire	Fire
Amount insured	R$ 17,208
Annual premium	R$ 7
Cemig Distribution [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Cover	Total	Total
Amount insured	R$ 471,265
Annual premium	R$ 633
Cemig Distribution [member] | Bottom of range [member] | Facilities in buildings [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jan 08, 2018	Jan 08, 2018
Cemig Distribution [member] | Bottom of range [member] | Air transport [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Apr 29, 2017	Apr 29, 2017
Cemig Distribution [member] | Bottom of range [member] | Ware house stores [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Oct 02, 2017	Oct 02, 2017
Cemig Distribution [member] | Bottom of range [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jan 08, 2018	Jan 08, 2018
Cemig Distribution [member] | Bottom of range [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Dec 07, 2017	Dec 07, 2017
Cemig Distribution [member] | Top of range [member] | Facilities in buildings [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jan 08, 2019	Jan 08, 2019
Cemig Distribution [member] | Top of range [member] | Air transport [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Apr 29, 2018	Apr 29, 2018
Cemig Distribution [member] | Top of range [member] | Ware house stores [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Oct 02, 2018	Oct 02, 2018
Cemig Distribution [member] | Top of range [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jan 08, 2019	Jan 08, 2019
Cemig Distribution [member] | Top of range [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Dec 07, 2018	Dec 07, 2018
Gasmig [member] | Gas Distribution Network Third Party [Member]
Disclosure of types of insurance contracts [line items]
Cover	Third party	Third party
Amount insured	R$ 60,000
Annual premium	R$ 429
Gasmig [member] | Own Vehicle Fleet Operation [Member]
Disclosure of types of insurance contracts [line items]
Cover	Damage to third parties only	Damage to third parties only
Amount insured	R$ 500
Annual premium	R$ 2
Gasmig [member] | Own Vehicle Fleet Directors [Member]
Disclosure of types of insurance contracts [line items]
Cover	Full cover	Full cover
Amount insured	R$ 100
Annual premium	R$ 1
Gasmig [member] | Facilities Multirisk [Member]
Disclosure of types of insurance contracts [line items]
Cover	Robbery, theft and fire	Robbery, theft and fire
Amount insured	R$ 41,374
Gasmig [member] | Bottom of range [member] | Gas Distribution Network Third Party [Member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Dec 15, 2017	Dec 15, 2017
Gasmig [member] | Bottom of range [member] | Own Vehicle Fleet Operation [Member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jul 07, 2017	Jul 07, 2017
Gasmig [member] | Bottom of range [member] | Own Vehicle Fleet Directors [Member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Oct 25, 2017	Oct 25, 2017
Gasmig [member] | Bottom of range [member] | Facilities Multirisk [Member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jan 01, 2017	Jan 01, 2017
Gasmig [member] | Top of range [member] | Gas Distribution Network Third Party [Member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Dec 15, 2018	Dec 15, 2018
Gasmig [member] | Top of range [member] | Own Vehicle Fleet Operation [Member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jul 07, 2018	Jul 07, 2018
Gasmig [member] | Top of range [member] | Own Vehicle Fleet Directors [Member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Oct 25, 2018	Oct 25, 2018
Gasmig [member] | Top of range [member] | Facilities Multirisk [Member]
Disclosure of types of insurance contracts [line items]
Dates of cover	Jan 01, 2018	Jan 01, 2018